SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
BP Employee Savings Plan (Plan No. 001)
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Certain employees of TA Operating LLC were transferred to Thorntons LLC (a company wholly-owned by BP) as of January 1, 2026. As a result, those individuals ceased to participate in the TA Operating LLC 401(k) Savings Plan (“TA Plan”) as of the end of the day on December 31, 2025 and, if they satisfied the Plan’s eligibility requirements of ESP or PSP, became eligible to participate in the respective plan on January 1, 2026. In connection with this employee transfer, on April 30, 2026, participant account balances in the amount of $23 million and $21 million, were transferred from the TA Plan to ESP and PSP, respectively.

BP Partnership Savings Plan (Plan No. 051)
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Certain employees of TA Operating LLC were transferred to Thorntons LLC (a company wholly-owned by BP) as of January 1, 2026. As a result, those individuals ceased to participate in the TA Operating LLC 401(k) Savings Plan (“TA Plan”) as of the end of the day on December 31, 2025 and, if they satisfied the Plan’s eligibility requirements of ESP or PSP, became eligible to participate in the respective plan on January 1, 2026. In connection with this employee transfer, on April 30, 2026, participant account balances in the amount of $23 million and $21 million, were transferred from the TA Plan to ESP and PSP, respectively.